Cover Page Cover Page	Mar. 06, 2024
Cover [Abstract]
Entity Central Index Key	0001709164
Title of 12(b) Security	Class A Common Stock, Par Value $0.01 Per Share
Written Communications	false
Document Period End Date	Mar. 06, 2024
Entity Registrant Name	HAMILTON BEACH BRANDS HOLDING COMPANY
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38214
Entity Tax Identification Number	31-1236686
Entity Address, Address Line One	4421 WATERFRONT DR
Entity Address, City or Town	GLEN ALLEN
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	(804)
Local Phone Number	273-9777
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	HBB
Security Exchange Name	NYSE
Amendment Flag	false
Entity Emerging Growth Company	false